EARNINGS PER SHARE (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended									12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Earnings Per Share [Abstract]
Income from continuing operations						$ 12.8	$ 26.1	$ 36.6	$ 29.5	$ (1.4)	$ 105.0	$ 178.6
Income from discontinued operations, net						0.0	0.0	0.7	0.0	0.0	0.7	0.0
Net income	$ (37.9)	$ (62.7)	$ 5.9	$ 42.3	$ 13.1	$ 12.8	$ 26.1	$ 37.3	$ 29.5	$ (1.4)	$ 105.7	$ 178.6
Basic shares (in shares)	165.1				77.4					103.4	78.6	79.9
Earnings per Share, Basic [Abstract]
Income from continuing operations						$ 0.16	$ 0.33	$ 0.46	$ 0.37	$ (0.01)	$ 1.33	$ 2.24
Income from discontinued operations, net						0.00	0.00	0.01	0.00	0.00	0.01	0.00
Basic net income per share (in dollars per share)	$ (0.23)	$ (0.39)	$ 0.08	$ 0.55	$ 0.17	0.16	0.33	0.47	0.37	$ (0.01)	$ 1.34	$ 2.24
Earnings per Share, Diluted [Abstract]
Basic shares (in shares)	165.1				77.4					103.4	78.6	79.9
Stock-based compensation (in shares)	0.0				1.1					0.0	1.1	1.0
Diluted shares (in shares)	165.1				78.5					103.4	79.7	80.9
Income from continuing operations						0.16	0.33	0.46	0.37	$ (0.01)	$ 1.32	$ 2.21
Income from discontinued operations, net						0.00	0.00	0.01	0.00	0.00	0.01	0.00
Diluted net income per share (in dollars per share)	$ (0.23)	$ (0.39)	$ 0.08	$ 0.54	$ 0.17	$ 0.16	$ 0.33	$ 0.47	$ 0.37	$ (0.01)	$ 1.33	$ 2.21
Antidilutive shares excluded from the computation of earnings per share (in shares)	7.0				1.4					5.2	0.6	0.6